Estimated Aggregate Amortization Expense for Intangible Assets for the Next Five Years (Detail) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Expected Amortization Expense [Line Items]
2012	$ 33,397	¥ 2,777,000
2013	31,654	2,632,000
2014	28,106	2,337,000
2015	23,247	1,933,000
2016	$ 21,275	¥ 1,769,000